Sensitivity analysis for provisions assumptions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PCBs | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	₩ (527)	₩ (623)
0.1% Decrease	530	627
PCBs | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	534	632
0.1% Decrease	(532)	(629)
Nuclear plants | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(316,184)	(256,513)
0.1% Decrease	325,828	263,595
Nuclear plants | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	346,082	294,984
0.1% Decrease	(336,182)	(287,110)
Spent fuel | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(51,607)	(49,182)
0.1% Decrease	53,621	51,098
Spent fuel | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	54,396	51,837
0.1% Decrease	₩ (52,424)	₩ (49,961)